Borrowings (Details) - EUR (€) € in Thousands		1 Months Ended	3 Months Ended
	Jun. 01, 2012	Oct. 31, 2018	Mar. 31, 2020	Dec. 31, 2019	Dec. 10, 2018
Disclosure of detailed information about borrowings [line items]
Total borrowings			€ 13,650	€ 13,052
Current portion			(519)	(343)
Non Current portion			13,131	12,709
Proceeds from borrowings			290
Innovation credit
Disclosure of detailed information about borrowings [line items]
Total borrowings			7,481	7,191	€ 4,700
Accrued interest			3,389	3,124
Percentage of cost covered by the innovative credit	35.00%
Maximum initial borrowing base	€ 5,000
Interest rate (as percent)	10.00%
Conditional waiver of debt		€ 5,000
Total conditional waiver of debt		€ 8,300
Conditions reviewed period		3 years
Proceeds from borrowings			2,500
Convertible notes
Disclosure of detailed information about borrowings [line items]
Total borrowings			2,476	2,473
Accrued interest			€ 304	€ 264
Interest rate (as percent)			8.00%
Debt instrument convertible term			36 months
Convertible notes | Minimum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity			P24M
Convertible notes | Maximum
Disclosure of detailed information about borrowings [line items]
Unconvertible debt maturity			P36M